Fair Value Measurements and Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instrument
Carrying value of total debt	$ 4,155	$ 4,014
Fair value of total debt	$ 4,494	$ 4,172